STOCKHOLDERS’ DEFICIT (Details Narrative)																1 Months Ended	12 Months Ended
	Jul. 20, 2023 USD ($) $ / shares	Jul. 10, 2023 shares	Jul. 05, 2023 USD ($) $ / shares shares	May 01, 2023	Mar. 08, 2023 USD ($) shares	Nov. 16, 2022 $ / shares shares	Nov. 16, 2022 USD ($) $ / shares shares	Nov. 03, 2022 USD ($) shares	Nov. 03, 2022 USD ($) shares	Oct. 25, 2022 USD ($) $ / shares shares	Aug. 16, 2022 USD ($) $ / shares shares	Jul. 13, 2022 USD ($) $ / shares shares	Nov. 30, 2021 USD ($)	Apr. 03, 2020 $ / shares shares	Mar. 20, 2020 Integer $ / shares shares	May 31, 2019 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 11, 2024 USD ($) $ / shares shares	May 04, 2024	Feb. 20, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Dec. 13, 2023 USD ($) $ / shares shares	Nov. 30, 2023 AUD ($)	Jul. 31, 2023 USD ($)	Jul. 12, 2023 shares	Jul. 05, 2023 AUD ($)	Mar. 31, 2023 shares	Sep. 21, 2022 shares	Sep. 20, 2022 shares	May 18, 2022 shares	May 17, 2022 shares
Class of Stock [Line Items]
Common stock shares authorized | shares																	10,000,000,000	10,000,000,000											10,000,000,000	3,000,000,000	3,000,000,000	1,000,000,000
Number of preferred stock authorized shares | shares																													1,500,005		1,500,005
Preferred stock, shares authorized | shares																	1,500,005	1,500,005													3,001,500,005
Total number of authorized shares | shares																													10,001,500,005
Stockholders equity reverse stock split				one-for-one thousand (1:1,000)
Preferred stock, par value | $ / shares																	$ 0.01	$ 0.01
Shares issued | shares																			15,768,400		1,755,240		1,390,008
Stock issued during period, value																	$ 23,057	$ 48,469
Aggregate value																	478,802	6,031
Shares issued price per share | $ / shares																			$ 0.0008		$ 0.0013		$ 0.006
Gross proceeds												$ 24,711					23,057	$ 24,711
Subscription receivable value																	$ 23,758
Common stock per share | $ / shares																	$ 0.001	$ 0.001
Subscription receivable																			$ 11,975		$ 2,260	$ 8,822	$ 8,822
Warrants exercised | shares																	478,802,488	6,031,250
Investor loan, value																	$ 130,800	$ 168,200						$ 71,629
Accrued interest																	8,700	16,632
Conversion fees																	3,832	1,838
Loss on extinguishment debt conversion																	209,233	369,602
Debt conversion fair value																	263,798	352,051
Gains losses on extinguishment of debt																	54,565	25,969
Stock issued during period value services																		138,947
Share based compensation																		2,408
Deemed dividend																	192,960	466,273
Debt discount to be amortized																	$ 294,005	$ 202,952
Restricted stock units, value | $ / shares
Warrants term																				5 years
Warrants exercisable | shares																		13
Issuance of common stock for exercise of warrants | shares					4
Warrants aggregate price																		$ 475,000
Proceeds from warrants exercise																		475,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units, shares | shares																0.117
Restricted stock units, value | $ / shares																$ 4,250,000
Series B Warrant [Member]
Class of Stock [Line Items]
Offer from Series B warrants																		$ 475,000
Warrants exercised | shares																		12
Share price | $ / shares																		$ 40,000
Series A Warrants [Member]
Class of Stock [Line Items]
Stock issued during period | shares																	6,272,000	559,999
Warrants exercised | shares																	6,272,000	559,999
Warrants exercised | shares																	0.0314	0.97
Share price | $ / shares																	$ 0.0314	$ 0.97
Warrants exercise price | $ / shares																	200,000	200,000
Alternate cashless warrant exercise price | $ / shares																	$ 0.001	$ 0.001
Percentage of exercise price and market price																	70.00%
Series A Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares																	$ 200,000
Series B Warrants [Member]
Class of Stock [Line Items]
Shares issued | shares					3
Warrants exercised | shares																		12
Share issued value					$ 100,000
Proceeds from warrants exercise																		$ 475,000
Consultant Services [Member]
Class of Stock [Line Items]
Stock issued during period shares for services | shares																		608,423
Consultant Three [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares																		$ 0.135
Stock issued during period value services																		$ 82,137
Share based compensation																		82,137
Stock issued during period shares | shares		608,423
Fair Value [Member]
Class of Stock [Line Items]
Gains losses on extinguishment of debt																		$ 17,551
Convertible Debt [Member]
Class of Stock [Line Items]
Stock issued during period | shares																	445,963,937	5,061,180
Warrants exercised | shares																		807,230								807,230
Average contractual conversion prices | $ / shares																	$ 0.0013	$ 0.17
Investor loan, value																	$ 531,654	$ 935,699
Accrued interest																	28,829	80,586
Conversion fees																	3,832	1,838
Debt instrument fair value																	$ 352,565	$ 556,272
Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input																		5.24
Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input																	323.40	334.56
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, value																	$ 18,914	$ 14
Stock issued during period | shares												14,337					18,913,648	14,337
Shares issued price per share | $ / shares												$ 2
Stock issued during period shares for services | shares							73,301											79,412
Stock issued during period value services																		$ 79
Issuance of common stock for exercise of warrants | shares					4													12
Warrants aggregate price
Issue of warrants | shares																	445,963,937	5,061,180
Common Stock [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercised | shares																		206,000
Common Stock [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Stock issued during period, value																		$ 40,000
Stock issued during period | shares																		12
Common Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares						$ 0.07	$ 0.07			$ 0.90
Stock issued during period shares for services | shares						73,301				6,111
Stock issued during period value services							$ 51,311			$ 5,500
Share based compensation																		$ 51,311
Series B Warrants [Member]
Class of Stock [Line Items]
Offer from Series B warrants					$ 250
Warrant [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares											$ 10
Warrants exercised | shares											1,000
Warrants aggregate price					$ 150,000
Warrants expiration date											Aug. 16, 2025
Fair value adjustment of warrants											$ 2,408
Stock valuation price per share | $ / shares											$ 2.60						$ 0.119
Warrant exercise price | $ / shares											$ 10						$ 0.01
Share based compensation expenses																		2,408
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Measurement input											0						0
Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term											3 years
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input											3.19						4.59
Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input											236						268
Warrant [Member] | Affiliated Entity [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares											$ 10
Gains losses on extinguishment of debt																		$ 17,499
Warrants exercised | shares											2,305						15,000,000
Fair value adjustment of warrants											$ 5,551
Stock valuation price per share | $ / shares											$ 2.60
Warrant exercise price | $ / shares											$ 10
Warrants outstanding payable											$ 23,050
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Measurement input											0
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term											3 years						3 years
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input											3.19
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input											236
Maximum [Member] | Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																	3 months 10 days	8 months 23 days
Maximum [Member] | Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input																	5.47
Common Stock Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Agreement term	24 months
Drawdown description	pursuant to a Drawdown Notice cannot exceed the lesser of (i) 200% of the average daily traded value of the Common Stock during the five (5) business days immediately preceding a Drawdown Notice or (ii) $200,000; provided that in no event may a Drawdown Notice be for less than $5,000, exceed 52,500,000 Shares or cause the Investor’s ownership to exceed 4.99% of the outstanding number of shares of Common Stock immediately prior to the issuance of such Shares. The actual amount of proceeds that the Company will receive in connection with each Drawdown Notice is determined under the Equity Line Agreement by multiplying the number of Shares to be sold by the applicable purchase price per share, which is equal to 85% of the lowest traded price of the Common Stock during the 7 business days immediately following the Clearing Date, less Clearing Costs (as each such term is defined in the Equity Line Agreement)
Common Stock Purchase Agreement [Member] | Maximum [Member] | Investor [Member]
Class of Stock [Line Items]
Sale of stock, value	$ 5,000,000
Common stock per share | $ / shares	$ 0.001
Common Stock Purchase Agreement [Member] | Dutchess [Member]
Class of Stock [Line Items]
Agreement term									36 months				36 months
Percentage of lowest trading price equals purchase price of each shares													92.00%
Percentage of average daily trading volume								200.00%					300.00%
Aggregate value								$ 250,000	$ 250,000				$ 250,000
Beneficial ownership limitation, percentage								9.99%
Common Stock Purchase Agreement [Member] | Dutchess [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock issued during period, value									$ 5,000,000				$ 5,000,000
Underlying Financing Agreements [Member]
Class of Stock [Line Items]
Common stock reserved for future issuances | shares																	6,973,534,490
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Investor loan, value																		$ 65,280
Debt discount to be amortized																	$ 232,700	210,278
Equity purchase agreement description														the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, 7.5 units, each consisting of (i) 1.5 shares of the Company’s common stock, or pre-funded warrants upon Investor’s election due to the 4.99% blocker provision and (ii) 1.5 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”).
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants exercised | shares														10
Share price | $ / shares														$ 100
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued | shares								75,000	75,000
Investor loan, value								$ 125,000	$ 125,000																$ 142,909
Accrued interest																		$ 22,749							$ 70
Debt discount to be amortized								$ 37,500	$ 37,500
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Class of Stock [Line Items]
Fair value adjustment of warrants																	$ 141,084
Letter Agreement [Member]
Class of Stock [Line Items]
Investor loan, value			$ 153,256																								$ 230,000
Share price | $ / shares			$ 0.01
Fair value adjustment of warrants			$ 141,084
Maturity term			3 years
Issue of warrants | shares			15,000,000
Letter Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Stock valuation price per share | $ / shares			$ 0.119
Warrant exercise price | $ / shares			$ 0.01
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Measurement input			0																								0
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term			3 years
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input			4.59																								4.59
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input			268																								268
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares																	500,000
Preferred stock shares outstanding | shares																												0
Shares issued | shares																	0	0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares																	5	5
Preferred stock, par value | $ / shares																	$ 0.01	$ 0.01
Preferred stock shares outstanding | shares																	1	1
Preferred stock shares issued | shares																	1	1
Shares issued | shares																	0	0
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares														64	4
Share price | $ / shares															$ 40,000
Warrants term															3 years
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares															64
Warrants exercisable | shares															38
Trading days | Integer															10
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Holder [Member]
Class of Stock [Line Items]
Stock issued during period | shares															4
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares														64
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares															64
Share price | $ / shares															$ 200,000
Warrants term															3 years
Series A Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares															11
Series A Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Share price | $ / shares															$ 200,000
Warrants term															3 years
Warrant description															the Series A Warrants contain a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $200,000, per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”). The Alternate Cashless Exercise price is $0.001. See above “Shares issued for exercise of warrants” for discussion of deemed dividend related to alternate cashless exercise